Stock Based Compensation Restricted Stock Award Activity (Detail) - Restricted Stock - shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Weighted Average Grant Date Fair Value
Non Vested, Beginning Balance	25,000	0
Awarded	0	300,000
Vested	(25,000)	(275,000)
Forfeited	0	0
Non Vested, Ending Balance	0	25,000